Other current assets	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
Other current assets
18.	Other current assets

	December 31,
	2021	2020
	£000s	£000s
Prepayments	4,309	3,940
VAT receivable	1,211	676
Total other current assets	5,520	4,616